Shareholder Report, Holdings (Details) - Grayscale Future of Finance ETF	Jun. 30, 2024
First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Block, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Marathon Digital Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Robinhood Markets, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PayPal Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Coinbase Global, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Hut 8 Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Terawulf, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Northern Data AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Galaxy Digital Holdings, Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	54.80%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	45.10%
Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%